UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  MARCH 31, 2000

Check  here  if  Amendment  [ ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                       [ ] adds  new  holdings entries.
Institutional  Investment  Manager  Filing     this  Report:

Name:     Metropolitan West Capital Management, LLC
          -----------------------------------------
Address:  610  Newport  Center  Drive,  #150
          -----------------------------------------
          Newport  Beach,  CA  92660
          -----------------------------------------

Form  13F  File  Number:  28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Roberta  J.  Allbritton
        -----------------------
Title:  Director  of Operations
        -----------------------
Phone:  (949)  718-9701
        -----------------------

Signature,  Place,  and  Date  of  Signing:

/S/ Roberta J. Allbritton         Newport Beach, CA          05/15/2000
--------------------------        -----------------          ----------
[Signature]                       [City, State]              [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-_______________          _____________________________________

[Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other Included Managers:                  1
                                            -----------

Form  13F Information Table Entry Total:             70
                                            -----------

Form  13F Information Table Value Total:    $   475,492
                                            -----------
                                            (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Number   Name

28-05507          METROPOLITAN  WEST  SECURITIES,  INC.
--------          -------------------------------------

[Repeat as necessary.]

                                     SECURITIES AND EMISSION 13-F WORKSHEET
                                                 SEC 13F WORKSHEET
                                                 AS OF 03/31/2000

                                                             ITEM 4              ITEM 6     ITEM 7           ITEM 8
ITEM 1                             ITEM 2         ITEM 3    Mkt Value  ITEM 5  INVESTMENT   Other       VOTING AUTHORITY
NAME OF ISSUE                    TITLE OF CLASS  CUSIP NO   (X$1000)  SHARES   DISCRETION  MANAGERS   SOLE    SHARED  NONE
-------------------------------  -------------  ----------  --------  -------  ----------  --------  -------  ------  ----
A T & T CORP                     COM             001957109    1,221    21,676  SOLE                   21,676       0     0
ALBERTSON'S INC                  COM             013104104      256     8,290  SOLE                    8,290       0     0
ALCATEL SA ADR                   ADR             013904305   18,755   434,980  SOLE                  434,980       0     0
ANHEUSER BUSCH COS INC           COM             035229103   11,782   189,266  SOLE                  189,266       0     0
ARDEN REALTY GROUP INC.          COM             039793104    9,729   466,075  SOLE                  466,075       0     0
AVENTIS SPONSORED ADR            ADR             053561106   13,190   244,255  SOLE                  244,255       0     0
BP AMOCO PLC ADRS                ADR             055622104      379     7,123  SOLE                    7,123       0     0
BANK OF AMERICA CORP             COM             060505104      230     4,386  SOLE                    4,386       0     0
BANK OF NEW YORK CO INC          COM             064057102      278     6,700  SOLE                    6,700       0     0
BANK OF TOKYO - MITSUBISHI       ADR             065379109    6,073   428,030  SOLE                  428,030       0     0
BESTFOODS                        COM             08658U101      295     6,300  SOLE                    6,300       0     0
BURLINGTON NORTHERN SANTA FE     COM             12189T104      771    33,900  SOLE                   33,900       0     0
CITIGROUP INC                    COM             172967101      340     5,682  SOLE                    5,682       0     0
COMERICA INC.                    COM             200340107    8,963   214,030  SOLE                  214,030       0     0
COMPUTER SCIENCES CORP           COM             205363104      292     3,685  SOLE                    3,685       0     0
CONOCO INC-CL B                  COM             208251405      213     8,295  SOLE                    8,295       0     0
DEAN FOODS CO                    COM             242361103    8,595   321,305  SOLE                  321,305       0     0
DOW CHEMICAL                     COM             260543103    2,297    20,150  SOLE                   20,150       0     0
DUKE ENERGY CORP                 COM             264399106   13,154   250,560  SOLE                  250,560       0     0
ENRON CORP                       COM             293561106   25,488   340,410  SOLE                  340,410       0     0
EXXON MOBIL CORP (NEW)           COM             30231G102      538     6,900  SOLE                    6,900       0     0
FEDERATED DEPART STORES INC      COM             31410H101   11,039   261,280  SOLE                  261,280       0     0
FLEET BOSTON FINL CORP           COM             339030108   17,682   484,434  SOLE                  484,434       0     0
FORD MOTOR COMPANY               COM             345370100      230     5,000  SOLE                    5,000       0     0
GTE CORP                         COM             362320103      711    10,020  SOLE                   10,020       0     0
GANNETT COMPANY INC              COM             364730101      394     5,595  SOLE                    5,595       0     0
GENERAL MOTORS CORPORATION       COM             370442105   14,788   178,570  SOLE                  178,570       0     0
HALLIBURTON CO (HOLDING CO)      COM             406216101   14,865   361,451  SOLE                  361,451       0     0
HEWLETT-PACKARD CO               COM             428236103      283     2,130  SOLE                    2,130       0     0
HONEYWELL INTERNATIONAL INC      COM             438516106   14,723   279,432  SOLE                  279,432       0     0
IMC GLOBAL INC                   COM             449669100    8,794   598,755  SOLE                  598,755       0     0
ING GROEP NV ADR                 ADR             456837103   12,660   230,183  SOLE                  230,183       0     0
INTEL CORP                       COM             458140100      662     5,020  SOLE                    5,020       0     0
INTERNATIONAL BUSINESS MACHINE   COM             459200101   15,657   132,686  SOLE                  132,686       0     0
JOHNSON & JOHNSON                COM             478160104    1,017    14,480  SOLE                   14,480       0     0
KIMBERLY CLARK                   COM             494368103   13,416   239,300  SOLE                  239,300       0     0
KOMATSU LTD - SPONSORED ADR      ADR             500458401      200    10,500  SOLE                   10,500       0     0
KROGER CO                        COM             501044101   10,816   615,830  SOLE                  615,830       0     0
MCI WORLDCOM INC                 COM             55268B106      293     6,474  SOLE                    6,474       0     0
MATSUSHITA ELEC INDL             ADR             576879209   17,168    56,660  SOLE                   56,660       0     0
MILLENNIUM CHEMICALS INC         COM             599903101    3,658   182,880  SOLE                  182,880       0     0
MINNESOTA MINING & MFG CO        COM             604059105   12,720   143,626  SOLE                  143,626       0     0
MOLEX INC - CLASS A              COM             608554200   21,400   482,260  SOLE                  482,260       0     0
MOTOROLA INC                     COM             620076109   18,035   123,526  SOLE                  123,526       0     0
NEC CORP. - SPONSORED ADR        ADR             629050204      245     1,660  SOLE                    1,660       0     0
NESTLE SA SPNSRD ADR REP RG SH   ADR             641069406      267     2,975  SOLE                    2,975       0     0
NEWS CORP LTD ADR NEW            ADR             652487703      241     4,320  SOLE                    4,320       0     0
PHARMACIA CORP                   COM             71713U102   18,668   322,586  SOLE                  322,586       0     0
ROHM & HAAS CO                   COM             775371107      204     4,572  SOLE                    4,572       0     0
SBC COMMUNICATIONS INC           COM             78387G103   17,071   405,243  SOLE                  405,243       0     0
SANWA BANK LTD ADR               ADR             803030204   10,346    99,355  SOLE                   99,355       0     0
SARA LEE CORP                    COM             803111103    8,260   458,900  SOLE                  458,900       0     0
SCHLUMBERGER LTD                 COM             806857108      342     4,465  SOLE                    4,465       0     0
TARGET CORP                      COM             87612E106      244     3,260  SOLE                    3,260       0     0
TELE DANMARK A/S                 COM             879242105      246     5,300  SOLE                    5,300       0     0
TELEFONOS DE MEXICO S A          ADR             879403780      282     4,100  SOLE                    4,100       0     0
TEXACO INC                       COM             881694103   14,952   278,180  SOLE                  278,180       0     0
TEXAS INSTRUMENTS INC            COM             882508104      640     4,000  SOLE                    4,000       0     0
TOTAL FINA ELF SA SPON ADR       ADR             89151E109    1,646    21,982  SOLE                   21,982       0     0
TRIGON HEALTHCARE INC.           COM             89618L100   15,130   423,215  SOLE                  423,215       0     0
UNILEVER N V -NY SHARES          COM             904784709      256     5,329  SOLE                    5,329       0     0
UNION CARBIDE CORP               COM             905581104   12,529   214,860  SOLE                  214,860       0     0
UNITED PARCEL SERVICE - CL B     COM             911312106      916    14,550  SOLE                   14,550       0     0
UNUMPROVIDENT CORP               COM             91529Y106    6,652   392,727  SOLE                  392,727       0     0
VIVENDI SPONS ADR                ADR             92851S105      237    10,280  SOLE                   10,280       0     0
WASHINGTON MUTUAL INC            COM             939322103    9,452   356,693  SOLE                  356,693       0     0
WELLS FARGO & CO (NEW)           COM             949746101    1,253    30,740  SOLE                   30,740       0     0
WEYERHAEUSER COMPANY             COM             962166104   10,591   185,815  SOLE                  185,815       0     0
WILLIAMS COMPANIES INC.          COM             969457100      243     5,520  SOLE                    5,520       0     0
XEROX CORP                       COM             984121103   10,529   404,955  SOLE                  404,955       0     0
                                                           --------
                                                            475,492
                                                         (thousands)